Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

12. Subsequent Events

On February 6, 2019, the Board of Directors approved stock option grants to various employees in the aggregate amount of 395,408 shares of common stock underlying such grants, with an exercise price of $14.20 per share. In addition, on January 1, 2019, the number of shares of common stock available for issuance under the 2018 Plan automatically increased from 1,600,000 to 2,220,778 pursuant to the evergreen provision contained in the 2018 Plan (see Note 4).